Distribution Date: Feb 26, 2007
DISTRIBUTION PACKAGE
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Select Portfolio Servicing, Inc.
February 25, 2007
February 06, 2007
January 01, 2007
Credit Suisse Securities (USA) LLC
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Feb-07
Determination Date 15-Feb-07 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-07 Libor Certificates 2/6/2007 2/25/2007
Record Date - non Physical Certificates 23-Feb-07
Payment Detail:
Pass
Realized
Interest
Through
Original
Beginning
Principal
Interest
Total
Losses/
Shortfall
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Writedown
Amount
Balance (1)
A-1-A 5.47000% $71,333,000.00 $71,333,000.00 $243,649.84 $216,773.06 $460,422.90 N/A $0.00 $71,089,350.16
A-1-B 5.47000% $71,333,000.00 $71,333,000.00 $243,649.84 $216,773.06 $460,422.90 N/A $0.00 $71,089,350.16
A-2 5.37000% $223,892,000.00 $223,892,000.00 $2,740,321.51 667,944.47 $3,408,265.98 $0.00 $0.00 $221,151,678.49
A-3 5.41000% $50,340,000.00 $50,340,000.00 $0.00 $151,299.67 $151,299.67 N/A $0.00 $50,340,000.00
A-4 5.46000% $101,353,000.00 $101,353,000.00 $0.00 $307,437.43 $307,437.43 N/A $0.00 $101,353,000.00
A-5 5.54000% $31,431,000.00 $31,431,000.00 $0.00 $96,737.63 $96,737.63 N/A $0.00 $31,431,000.00
M-1 5.54000% $27,556,000.00 $27,556,000.00 $0.00 $84,811.24 $84,811.24 $0.00 $0.00 $27,556,000.00
M-2 5.59000% $25,438,000.00 $25,438,000.00 $0.00 $78,999.12 $78,999.12 $0.00 $0.00 $25,438,000.00
M-3 5.63000% $14,480,000.00 $14,480,000.00 $0.00 $45,290.22 $45,290.22 $0.00 $0.00 $14,480,000.00
M-4 5.69000% $13,071,000.00 $13,071,000.00 $0.00 $41,318.88 $41,318.88 $0.00 $0.00 $13,071,000.00
M-5 5.70000% $12,364,000.00 $12,364,000.00 $0.00 $39,152.67 $39,152.67 $0.00 $0.00 $12,364,000.00
M-6 5.77000% $11,305,000.00 $11,305,000.00 $0.00 $36,238.81 $36,238.81 $0.00 $0.00 $11,305,000.00
M-7 6.17000% $10,951,000.00 $10,951,000.00 $0.00 $37,537.59 $37,537.59 $0.00 $0.00 $10,951,000.00
M-8 6.82000% $8,832,000.00 $8,832,000.00 $0.00 $33,463.47 $33,463.47 $0.00 $0.00 $8,832,000.00
M-9 7.82000% $4,946,000.00 $4,946,000.00 $0.00 $21,487.62 $21,487.62 $0.00 $0.00 $4,946,000.00
M-10 7.82000% $4,946,000.00 $4,946,000.00 $0.00 $21,487.62 $21,487.62 $0.00 $0.00 $4,946,000.00
M-11 7.82000% $7,419,000.00 $7,419,000.00 $0.00 $32,231.43 $32,231.43 $0.00 $0.00 $7,419,000.00
X N/A $15,542,207.30 $15,542,207.30 $0.00 $2,643,937.06 $2,643,937.06 N/A $0.00 $15,542,207.38
P N/A $100.00 $100.00 $0.00 $19,273.40 $19,273.40 N/A $0.00 $100.00
R 5.32000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $690,990,100.00 $690,990,100.00 $3,227,621.19 $4,792,194.45 $8,019,815.64 $0.00 $0.00 $687,762,478.81
(1) Class X is an IO Cert, and the Balances reflected for this Cert is a Notional Amount
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Writedown
Balance
Index
Value
A-1-A 04544RAR6 1000.00000000 3.41566792 3.03888887 0.00000000 0.00000000 996.58433208 LIBOR 5.32000%
A-1-B 04544RAS4 1000.00000000 3.41566792 3.03888887 0.00000000 0.00000000 996.58433208 SWAP LIBOR 5.31429%
A-2 04544RAA3 1000.00000000 12.23947935 2.98333335 0.00000000 0.00000000 987.76052065
A-3 04544RAB1 1000.00000000 0.00000000 3.00555562 0.00000000 0.00000000 1000.00000000
A-4 04544RAC9 1000.00000000 0.00000000 3.03333330 0.00000000 0.00000000 1000.00000000
A-5 04544RAD7 1000.00000000 0.00000000 3.07777767 0.00000000 0.00000000 1000.00000000
M-1 04544RAE5 1000.00000000 0.00000000 3.07777762 0.00000000 0.00000000 1000.00000000
M-2 04544RAF2 1000.00000000 0.00000000 3.10555547 0.00000000 0.00000000 1000.00000000
M-3 04544RAG0 1000.00000000 0.00000000 3.12777762 0.00000000 0.00000000 1000.00000000
M-4 04544RAH8 1000.00000000 0.00000000 3.16111086 0.00000000 0.00000000 1000.00000000
M-5 04544RAJ4 1000.00000000 0.00000000 3.16666694 0.00000000 0.00000000 1000.00000000
M-6 04544RAK1 1000.00000000 0.00000000 3.20555595 0.00000000 0.00000000 1000.00000000
M-7 04544RAL9 1000.00000000 0.00000000 3.42777737 0.00000000 0.00000000 1000.00000000
M-8 04544RAM7 1000.00000000 0.00000000 3.78888927 0.00000000 0.00000000 1000.00000000
M-9 04544RAN5 1000.00000000 0.00000000 4.34444400 0.00000000 0.00000000 1000.00000000
M-10 04544RAP0 1000.00000000 0.00000000 4.34444400 0.00000000 0.00000000 1000.00000000
M-11 04544RAQ8 1000.00000000 0.00000000 4.34444400 0.00000000 0.00000000 1000.00000000
X 04544RAT2 1000.00000000 0.00000000 170.11335706 0.00000000 0.00000000 1000.00000515
P 04544RAU9 1000.00000000 0.00000000 192734.0000 0.00000000 0.00000000 1000.00000000
R 04544RAV7 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1
REVISED STATEMENT TO CERTIFICATEHOLDERS

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Feb-07
Determination Date 15-Feb-07 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-07 Libor Certificates 2/6/2007 2/25/2007
Record Date - non Physical Certificates 23-Feb-07
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1
REVISED STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Total
Realized
Allocation of
Net
Total
Cumulative
Margin or
Accrued @
Unpaid
Losses
Net PPIS &
WAC Rate
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Carryover
Paid
Shortfall
A-1-A 5.47000% $216,773.06 $0.00 $0.00 $0.00 $0.00 $216,773.06 $0.00
A-1-B 5.47000% $216,773.06 $0.00 $0.00 $0.00 $0.00 $216,773.06 $0.00
A-2 5.37000% $667,944.47 $0.00 $0.00 $0.00 $0.00 $667,944.47 $0.00
A-3 5.41000% $151,299.67 $0.00 $0.00 $0.00 $0.00 $151,299.67 $0.00
A-4 5.46000% $307,437.43 $0.00 $0.00 $0.00 $0.00 $307,437.43 $0.00
A-5 5.54000% $96,737.63 $0.00 $0.00 $0.00 $0.00 $96,737.63 $0.00
M-1 5.54000% $84,811.24 $0.00 $0.00 $0.00 $0.00 $84,811.24 $0.00
M-2 5.59000% $78,999.12 $0.00 $0.00 $0.00 $0.00 $78,999.12 $0.00
M-3 5.63000% $45,290.22 $0.00 $0.00 $0.00 $0.00 $45,290.22 $0.00
M-4 5.69000% $41,318.88 $0.00 $0.00 $0.00 $0.00 $41,318.88 $0.00
M-5 5.70000% $39,152.67 $0.00 $0.00 $0.00 $0.00 $39,152.67 $0.00
M-6 5.77000% $36,238.81 $0.00 $0.00 $0.00 $0.00 $36,238.81 $0.00
M-7 6.17000% $37,537.59 $0.00 $0.00 $0.00 $0.00 $37,537.59 $0.00
M-8 6.82000% $33,463.47 $0.00 $0.00 $0.00 $0.00 $33,463.47 $0.00
M-9 7.82000% $21,487.62 $0.00 $0.00 $0.00 $0.00 $21,487.62 $0.00
M-10 7.82000% $21,487.62 $0.00 $0.00 $0.00 $0.00 $21,487.62 $0.00
M-11 7.82000% $32,231.43 $0.00 $0.00 $0.00 $0.00 $32,231.43 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Feb-07
Determination Date 15-Feb-07 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-07 Libor Certificates 2/6/2007 2/25/2007
Record Date - non Physical Certificates 23-Feb-07
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1
REVISED STATEMENT TO CERTIFICATEHOLDERS
Totals
Subgroup 1
Subgroup 2
Ending Collateral Balance 703,304,686.19 182,887,824.91 520,416,861.28
Current Advances -
Outstanding Advances -
Extraordinary Trust Fund Exp 0.00
Net WAC Reserve Fund
Beginning Balance
1,000.00
Deposit 0.00
Withdrawal to Pay Carryover Amts 0.00
Withdrawal in Excess of Required Bal 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 1,000.00
Miscellaneous:
Cumulative Recoveries
0.00
Sub Max Int Rate 18.8475%
Bankruptcy Losses 0.00
Reconciliation:
Available funds (A):
Servicer remittance
7,873,704.16
Net Payments to Trust from Swap Counterparty 154,354.36
Net Funds from Net WAC Reserve Fund 0.00
Net Funds from Supplemental Interest 0.00
8,028,058.52
Distributions (B):
Trustee fee
0.00
LPA Fee 8,242.88
Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 4,792,194.45
Total principal distributed 3,227,621.19
Net Deposits to Net WAC Reserve Fund 0.00
8,028,058.52
(A) - (B): (0.00)
Supplemental Interest Trust:
 Swap Notional Balance
6,565,000.00
Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 154,354.36
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to pay Net WAC Rate Carryover Amounts 0.00
Withdrawal : to X, remaining amounts 154,354.36
Swap Payment made by the swap provider to the trust 1,938,238.10
Swap Payment made by the trust to the swap provider 1,783,883.74
ACCOUNT ACTIVITY

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Feb-07
Determination Date 15-Feb-07 Accrual Periods: Begin End
Record Date - Physical Certificates 06-Feb-07 Libor Certificates 2/6/2007 2/25/2007
Record Date - non Physical Certificates 23-Feb-07
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1
REVISED STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Credit Enhancement Percentage 22.302%
B) Ending Collateral Balance 703,304,686.19 Credit Enhancement Percentage for purposes of Stepdown 22.302%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling One Month Delinquency Rate 0.000% The earlier of:
E) Credit Enhancement % 22.3019% 1) First payment date when Seniors are reduced to zero. NO
F) Applicable % multiplied by Credit Enhancement % 8.397% 2) later of (x) February 2010 NO
G) Cumulative Realized Losses 0.00 (y) Date when Credit Enhancement % >= 44.40% NO
H) Original Collateral Balance 706,532,307.38
NO
I) Cumulative Loss % ( G /H) 0.000%
J) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
Ending Overcollateralization Amount
15,542,207.38
A Trigger Event will occur if either (1) or (2) is True: Target Overcollateralization Amount 15,542,207.38
1) Rolling One Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Ending Overcollateralization Deficiency Amount 0.00
2) Cumulative Loss % exceeds applicable limit (I > J). NO Overcollateralization Release Amount 0.00
NO
Excess Overcollateralization Amount 0.00
Overcollateralization Increase Amount 0.00
Excess interest distributions:
Excess available interest (A):
2,489,582.70
1) As Additional Principal to Certificates 0.00
2) Unpaid Interest Shortfall Amount 0.00
3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
5) To Net WAC Res. Fund any Net WAC Rate Carryover Amount 0.00
6) To Supp Interest Trust - Swap Term Payments 0.00
7) Remaining Amounts to X 2,489,582.70
(B): 2,489,582.70
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Feb 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
706,532,307.38
3,227,621.19
0.00
703,304,686.19
307,580.13
2,913,461.81
6,579.25
0.00
0.00
3,227,621.19
4,921,197.97
294,388.40
0.00
0.00
0.00
0.00
0.00
4,626,809.57
19,273.40
0.00
7,873,704.16
4,097
4,084
0.9954317430
8.35834%
7.85834%
12.56500%
0.00
0.00
0.00
0.00
893,574.02
5
0
0.00
0.00
294,388.40
0.00
0.00
0.00
0.00
0.00
183,375,124.58
487,299.67
0.00
182,887,824.91
84,196.88
404,599.59
-1,496.80
0.00
0.00
487,299.67
1,286,785.98
76,406.30
0.00
0.00
0.00
0.00
0.00
1,210,379.68
5,362.44
0.00
1,703,041.79
1,038
1,036
0.9973426076
8.42068%
7.92068%
12.83815%
0.00
0.00
0.00
0.00
199,465.63
1
0
0.00
0.00
76,406.30
0.00
0.00
0.00
0.00
0.00
523,157,182.80
2,740,321.52
0.00
520,416,861.28
223,383.25
2,508,862.22
8,076.05
0.00
0.00
2,740,321.52
3,634,411.99
217,982.10
0.00
0.00
0.00
0.00
0.00
3,416,429.89
13,910.96
0.00
6,170,662.37
3,059
3,048
0.9947619537
8.33649%
7.83649%
12.46926%
0.00
0.00
0.00
0.00
694,108.39
4
0
0.00
0.00
217,982.10
0.00
0.00
0.00
0.00
0.00

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,315 80,338,397.74 11.42% 240 14,064,497.56 7.69% 1,075 66,273,900.18 12.73%
100K to 199.99K
1,533 223,425,875.05 31.77% 429 64,494,508.90 35.26% 1,104 158,931,366.15 30.54%
200K to 299.99K
663 161,678,742.25 22.99% 231 56,543,476.68 30.92% 432 105,135,265.57 20.20%
300K to 399.99K
342 119,068,730.16 16.93% 132 46,170,360.28 25.25% 210 72,898,369.88 14.01%
400K to 499.99K
132 58,825,213.85 8.36% 4 1,614,981.49 0.88% 128 57,210,232.36 10.99%
500K to 599.99K
61 32,999,251.11 4.69% 0 0.00 0.00% 61 32,999,251.11 6.34%
600K to 699.99K
27 17,500,338.84 2.49% 0 0.00 0.00% 27 17,500,338.84 3.36%
700K to 799.99K
5 3,674,860.51 0.52% 0 0.00 0.00% 5 3,674,860.51 0.71%
800K to 899.99K
2 1,738,942.04 0.25% 0 0.00 0.00% 2 1,738,942.04 0.33%
900K to 999.99K
3 2,901,192.60 0.41% 0 0.00 0.00% 3 2,901,192.60 0.56%
1100K to 1199.99K
1 1,153,142.04 0.16% 0 0.00 0.00% 1 1,153,142.04 0.22%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1100K to 1199.99K
Balance

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
24 8,495,965.55 1.21% 1 348,937.07 0.19% 23 8,147,028.48 1.57%
6.00% - 6.49%
89 23,239,354.37 3.30% 18 4,220,507.20 2.31% 71 19,018,847.17 3.65%
6.50% - 6.99%
251 60,621,743.72 8.62% 63 15,538,094.39 8.50% 188 45,083,649.33 8.66%
7.00% - 7.49%
353 80,273,459.82 11.41% 94 20,728,674.09 11.33% 259 59,544,785.73 11.44%
7.50% - 7.99%
605 137,837,304.19 19.60% 151 32,262,503.07 17.64% 454 105,574,801.12 20.29%
8.00% - 8.49%
456 89,395,059.80 12.71% 109 21,066,670.56 11.52% 347 68,328,389.24 13.13%
8.50% - 8.99%
693 127,234,159.78 18.09% 207 36,760,241.53 20.10% 486 90,473,918.25 17.38%
9.00% - 9.49%
366 58,664,186.12 8.34% 111 18,236,257.72 9.97% 255 40,427,928.40 7.77%
9.50% - 9.99%
416 53,291,279.87 7.58% 123 20,590,476.54 11.26% 293 32,700,803.33 6.28%
10.00% - 10.49%
173 17,538,108.92 2.49% 39 4,906,722.67 2.68% 134 12,631,386.25 2.43%
10.50% - 10.99%
182 17,077,491.56 2.43% 52 4,853,822.47 2.65% 130 12,223,669.09 2.35%
11.00% - 11.49%
161 10,578,884.65 1.50% 22 1,279,810.26 0.70% 139 9,299,074.39 1.79%
11.50% - 11.99%
198 12,051,694.89 1.71% 27 1,236,411.11 0.68% 171 10,815,283.78 2.08%
12.00% - 12.49%
80 5,012,451.86 0.71% 14 638,286.22 0.35% 66 4,374,165.64 0.84%
12.50% - 12.99%
33 1,723,802.76 0.25% 5 220,410.01 0.12% 28 1,503,392.75 0.29%
13.00% - 13.49%
4 269,738.33 0.04% 0 0.00 0.00% 4 269,738.33 0.05%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.42%
Group 2 Weighted Average Rate: 8.33%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2 607,043.95 0.12% 2 607,043.95 0.42% 0 0.00 0.00%
3.00% - 3.99%
52 10,916,789.41 2.07% 6 867,525.58 0.61% 46 10,049,263.83 2.62%
4.00% - 4.99%
227 52,727,462.09 10.00% 42 8,991,011.26 6.28% 185 43,736,450.83 11.39%
5.00% - 5.99%
599 122,970,441.21 23.33% 190 38,169,164.16 26.65% 409 84,801,277.05 22.09%
6.00% - 6.99%
1,065 238,284,912.36 45.20% 312 65,771,964.54 45.93% 753 172,512,947.82 44.93%
7.00% - 7.99%
469 98,028,940.89 18.59% 141 27,148,844.55 18.96% 328 70,880,096.34 18.46%
8.00% - 8.99%
20 3,404,073.58 0.65% 9 1,657,783.01 1.16% 11 1,746,290.57 0.45%
9.00% - 9.99%
1 246,375.62 0.05% 0 0.00 0.00% 1 246,375.62 0.06%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.29%
Group 2 Weighted Average Margin: 6.16%

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1 275,000.00 0.05% 1 275,000.00 0.19% 0 0.00 0.00%
3.00% - 3.99%
29 5,255,857.32 1.00% 3 587,973.62 0.41% 26 4,667,883.70 1.22%
4.00% - 4.99%
101 21,105,837.26 4.00% 9 2,210,967.60 1.54% 92 18,894,869.66 4.92%
5.00% - 5.99%
191 35,275,284.20 6.69% 24 4,501,070.82 3.14% 167 30,774,213.38 8.01%
6.00% - 6.99%
288 68,018,088.26 12.90% 67 15,319,555.40 10.70% 221 52,698,532.86 13.72%
7.00% - 7.99%
670 162,685,269.08 30.86% 187 41,794,003.82 29.18% 483 120,891,265.26 31.48%
8.00% - 8.99%
678 145,590,734.53 27.62% 223 43,487,793.90 30.37% 455 102,102,940.63 26.59%
9.00% - 9.99%
379 71,939,441.41 13.65% 152 28,981,356.93 20.24% 227 42,958,084.48 11.19%
10.00% - 10.99%
93 16,053,660.51 3.05% 33 5,568,614.02 3.89% 60 10,485,046.49 2.73%
11.00% - 11.99%
5 986,866.54 0.19% 3 487,000.94 0.34% 2 499,865.60 0.13%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.15%
Group 2 Weighted Average Lifetime Rate Floor: 7.64%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
8.00% - 8.99%
1 284,000.00 0.05% 0 0.00 0.00% 1 284,000.00 0.07%
11.00% - 11.99%
17 6,248,235.19 1.19% 1 348,937.07 0.24% 16 5,899,298.12 1.54%
12.00% - 12.99%
152 38,569,737.83 7.32% 37 8,606,977.27 6.01% 115 29,962,760.56 7.80%
13.00% - 13.99%
590 138,785,971.99 26.33% 151 33,588,913.07 23.45% 439 105,197,058.92 27.40%
14.00% - 14.99%
885 190,609,628.37 36.16% 246 49,248,091.79 34.39% 639 141,361,536.58 36.82%
15.00% - 15.99%
583 115,841,787.20 21.97% 189 36,743,119.57 25.66% 394 79,098,667.63 20.60%
16.00% - 16.99%
166 30,275,327.77 5.74% 61 11,612,707.31 8.11% 105 18,662,620.46 4.86%
17.00% - 17.99%
39 6,340,569.90 1.20% 15 2,833,810.11 1.98% 24 3,506,759.79 0.91%
18.00% - 18.99%
2 230,780.86 0.04% 2 230,780.86 0.16% 0 0.00 0.00%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.68%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.41%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,432 526,286,124.45 99.83% 702 143,213,337.05 100.00% 1,730 383,072,787.40 99.77%
12
3 899,914.66 0.17% 0 0.00 0.00% 3 899,914.66 0.23%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,432 526,286,124.45 99.83% 702 143,213,337.05 100.00% 1,730 383,072,787.40 99.77%
12
3 899,914.66 0.17% 0 0.00 0.00% 3 899,914.66 0.23%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
2 414,293.13 0.08% 0 0.00 0.00% 2 414,293.13 0.11%
6 Month LIBOR
2,433 526,771,745.98 99.92% 702 143,213,337.05 100.00% 1,731 383,558,408.93 99.89%
Total
2,435
527,186,039.11
100.00%
702
143,213,337.05
100.00%
1,733
383,972,702.06
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Condominium
289 43,788,584.98 6.23% 56 9,642,549.32 5.27% 233 34,146,035.66 6.56%
Multifamily
194 46,267,503.56 6.58% 54 10,929,660.42 5.98% 140 35,337,843.14 6.79%
Other
3 371,091.12 0.05% 1 104,198.55 0.06% 2 266,892.57 0.05%
Planned Unit Development
517 98,235,181.20 13.97% 121 24,099,634.54 13.18% 396 74,135,546.66 14.25%
Single Family
3,039 508,921,488.83 72.36% 787 135,575,875.99 74.13% 2,252 373,345,612.84 71.74%
Townhouse
42 5,720,836.50 0.81% 17 2,535,906.09 1.39% 25 3,184,930.41 0.61%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
5 1,053,993.35 0.15% 0 0.00 0.00% 5 1,053,993.35 0.20%
2006
4,079 702,250,692.84 99.85% 1,036 182,887,824.91 100.00% 3,043 519,362,867.93 99.80%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
2 99,145.95 0.01% 0 0.00 0.00% 2 99,145.95 0.02%
15.00%-19.99%
1 49,699.82 0.01% 0 0.00 0.00% 1 49,699.82 0.01%
20.00%-24.99%
9 826,021.57 0.12% 2 211,788.55 0.12% 7 614,233.02 0.12%
25.00%-29.99%
14 1,419,287.14 0.20% 4 405,500.60 0.22% 10 1,013,786.54 0.19%
30.00%-34.99%
22 2,671,606.80 0.38% 6 910,669.79 0.50% 16 1,760,937.01 0.34%
35.00%-39.99%
19 2,466,020.64 0.35% 7 914,572.22 0.50% 12 1,551,448.42 0.30%
40.00%-44.99%
36 4,484,724.04 0.64% 12 1,792,050.44 0.98% 24 2,692,673.60 0.52%
45.00%-49.99%
34 4,993,071.93 0.71% 10 1,898,894.91 1.04% 24 3,094,177.02 0.59%
50.00%-54.99%
58 10,258,466.31 1.46% 14 2,596,068.34 1.42% 44 7,662,397.97 1.47%
55.00%-59.99%
60 11,824,808.44 1.68% 23 4,817,394.14 2.63% 37 7,007,414.30 1.35%
60.00%-64.99%
104 18,641,955.13 2.65% 33 6,890,322.01 3.77% 71 11,751,633.12 2.26%
65.00%-69.99%
145 28,307,530.61 4.02% 35 7,010,257.80 3.83% 110 21,297,272.81 4.09%
70.00%-74.99%
184 35,316,943.55 5.02% 67 14,072,298.34 7.69% 117 21,244,645.21 4.08%
75.00%-79.99%
323 63,264,902.05 9.00% 90 17,669,014.59 9.66% 233 45,595,887.46 8.76%
80.00%-84.99%
1,161 246,376,220.64 35.03% 227 42,797,473.35 23.40% 934 203,578,747.29 39.12%
85.00%-89.99%
341 71,525,533.40 10.17% 113 23,054,354.35 12.61% 228 48,471,179.05 9.31%
90.00%-94.99%
458 92,883,538.39 13.21% 177 36,069,597.50 19.72% 281 56,813,940.89 10.92%
95.00%-99.99%
307 50,284,238.25 7.15% 79 12,544,629.62 6.86% 228 37,739,608.63 7.25%
100.0%-105.0%
805 57,558,152.94 8.18% 137 9,232,938.36 5.05% 668 48,325,214.58 9.29%
5.00%- 9.99%
1 52,818.59 0.01% 0 0.00 0.00% 1 52,818.59 0.01%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Group 2 Weighted Average LTV: 82

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
41 3,663,824.50 0.52% 13 1,135,598.84 0.62% 28 2,528,225.66 0.49%
217 - 240
14 1,984,052.40 0.28% 8 1,286,766.47 0.70% 6 697,285.93 0.13%
289 - 312
1 99,051.23 0.01% 0 0.00 0.00% 1 99,051.23 0.02%
313 - 336
1 107,082.33 0.02% 0 0.00 0.00% 1 107,082.33 0.02%
337 - 360
3,069 458,665,229.14 65.22% 719 111,807,355.74 61.13% 2,350 346,857,873.40 66.65%
457 - 480
900 221,773,044.34 31.53% 284 65,440,435.08 35.78% 616 156,332,609.26 30.04%
481 +
58 17,012,402.25 2.42% 12 3,217,668.78 1.76% 46 13,794,733.47 2.65%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 401
Group 2 Weighted Average Remaining Amortization Months: 397
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
187 13,008,971.19 1.85% 34 2,013,342.04 1.10% 153 10,995,629.15 2.11%
217 - 240
14 1,984,052.40 0.28% 8 1,286,766.47 0.70% 6 697,285.93 0.13%
289 - 312
1 99,051.23 0.01% 0 0.00 0.00% 1 99,051.23 0.02%
313 - 336
1 107,082.33 0.02% 0 0.00 0.00% 1 107,082.33 0.02%
337 - 360
3,881 688,105,529.04 97.84% 994 179,587,716.40 98.20% 2,887 508,517,812.64 97.71%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
Group 2 Weighted Average Remaining Months: 351
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
41 3,663,824.50 0.52% 13 1,135,598.84 0.62% 28 2,528,225.66 0.49%
217 - 240
14 1,984,052.40 0.28% 8 1,286,766.47 0.70% 6 697,285.93 0.13%
289 - 312
1 99,051.23 0.01% 0 0.00 0.00% 1 99,051.23 0.02%
337 - 360
3,070 458,772,311.47 65.23% 719 111,807,355.74 61.13% 2,351 346,964,955.73 66.67%
457 - 480
900 221,773,044.34 31.53% 284 65,440,435.08 35.78% 616 156,332,609.26 30.04%
481 +
58 17,012,402.25 2.42% 12 3,217,668.78 1.76% 46 13,794,733.47 2.65%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 405
Group 2 Weighted Average Original Amortization Months: 401

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
187 13,008,971.19 1.85% 34 2,013,342.04 1.10% 153 10,995,629.15 2.11%
217 - 240
14 1,984,052.40 0.28% 8 1,286,766.47 0.70% 6 697,285.93 0.13%
289 - 312
1 99,051.23 0.01% 0 0.00 0.00% 1 99,051.23 0.02%
337 - 360
3,882 688,212,611.37 97.85% 994 179,587,716.40 98.20% 2,888 508,624,894.97 97.73%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 357
Group 2 Weighted Average Original Remaining Months: 356

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
50 5,721,054.63 0.81% 10 1,047,932.36 0.57% 40 4,673,122.27 0.90%
ALASKA
2 245,399.73 0.03% 1 206,842.64 0.11% 1 38,557.09 0.01%
ARIZONA
191 32,645,610.84 4.64% 38 7,721,388.45 4.22% 153 24,924,222.39 4.79%
ARKANSAS
24 2,379,348.57 0.34% 7 664,419.81 0.36% 17 1,714,928.76 0.33%
CALIFORNIA
597 157,683,980.08 22.42% 109 28,143,977.36 15.39% 488 129,540,002.72 24.89%
COLORADO
83 13,433,485.96 1.91% 24 4,548,780.10 2.49% 59 8,884,705.86 1.71%
CONNECTICUT
48 10,352,679.49 1.47% 12 2,115,310.60 1.16% 36 8,237,368.89 1.58%
DELAWARE
22 3,033,986.99 0.43% 9 1,416,007.45 0.77% 13 1,617,979.54 0.31%
DISTRICT OF COLUMBIA
2 876,810.19 0.12% 0 0.00 0.00% 2 876,810.19 0.17%
FLORIDA
454 83,037,487.70 11.81% 58 11,713,719.20 6.40% 396 71,323,768.50 13.71%
GEORGIA
142 19,629,920.47 2.79% 62 8,991,197.98 4.92% 80 10,638,722.49 2.04%
HAWAII
17 5,037,072.51 0.72% 7 2,012,696.98 1.10% 10 3,024,375.53 0.58%
IDAHO
15 2,368,471.88 0.34% 8 1,579,706.91 0.86% 7 788,764.97 0.15%
ILLINOIS
223 38,673,995.94 5.50% 104 18,745,570.76 10.25% 119 19,928,425.18 3.83%
INDIANA
61 6,849,403.87 0.97% 28 3,292,526.29 1.80% 33 3,556,877.58 0.68%
IOWA
15 1,434,072.69 0.20% 3 318,755.84 0.17% 12 1,115,316.85 0.21%
KANSAS
12 973,735.61 0.14% 3 180,112.03 0.10% 9 793,623.58 0.15%
KENTUCKY
19 1,767,595.62 0.25% 4 529,248.37 0.29% 15 1,238,347.25 0.24%
LOUISIANA
56 6,518,278.77 0.93% 4 590,592.08 0.32% 52 5,927,686.69 1.14%
MAINE
24 2,944,804.30 0.42% 4 698,492.53 0.38% 20 2,246,311.77 0.43%
MARYLAND
118 24,169,682.94 3.44% 29 5,998,634.44 3.28% 89 18,171,048.50 3.49%
MASSACHUSETTS
63 12,741,339.33 1.81% 24 4,866,045.16 2.66% 39 7,875,294.17 1.51%
MICHIGAN
163 18,404,501.24 2.62% 29 4,043,612.95 2.21% 134 14,360,888.29 2.76%
MINNESOTA
85 13,093,832.97 1.86% 41 6,190,187.53 3.38% 44 6,903,645.44 1.33%
MISSISSIPPI
23 2,695,091.19 0.38% 3 466,939.98 0.26% 20 2,228,151.21 0.43%
MISSOURI
51 5,643,022.12 0.80% 10 1,174,861.22 0.64% 41 4,468,160.90 0.86%
MONTANA
6 740,789.98 0.11% 0 0.00 0.00% 6 740,789.98 0.14%
NEBRASKA
11 904,471.41 0.13% 2 146,573.28 0.08% 9 757,898.13 0.15%
NEVADA
60 12,109,212.49 1.72% 20 3,955,374.30 2.16% 40 8,153,838.19 1.57%
NEW HAMPSHIRE
22 3,577,617.36 0.51% 4 705,355.39 0.39% 18 2,872,261.97 0.55%
NEW JERSEY
110 25,017,291.74 3.56% 45 9,850,022.19 5.39% 65 15,167,269.55 2.91%
NEW MEXICO
26 3,066,742.67 0.44% 14 1,714,773.74 0.94% 12 1,351,968.93 0.26%
NEW YORK
144 38,795,521.42 5.52% 43 9,085,708.36 4.97% 101 29,709,813.06 5.71%
NORTH CAROLINA
61 6,498,094.12 0.92% 33 4,143,863.86 2.27% 28 2,354,230.26 0.45%
NORTH DAKOTA
2 242,870.54 0.03% 0 0.00 0.00% 2 242,870.54 0.05%
OHIO
99 10,843,013.22 1.54% 17 1,728,502.45 0.95% 82 9,114,510.77 1.75%
OKLAHOMA
25 2,110,336.19 0.30% 1 65,096.90 0.04% 24 2,045,239.29 0.39%
OREGON
46 7,666,313.59 1.09% 13 2,214,416.04 1.21% 33 5,451,897.55 1.05%
PENNSYLVANIA
112 13,117,524.08 1.87% 24 3,437,898.57 1.88% 88 9,679,625.51 1.86%
RHODE ISLAND
23 4,966,819.89 0.71% 6 1,262,578.54 0.69% 17 3,704,241.35 0.71%
SOUTH CAROLINA
38 5,124,057.24 0.73% 22 3,096,335.57 1.69% 16 2,027,721.67 0.39%
SOUTH DAKOTA
2 154,900.39 0.02% 0 0.00 0.00% 2 154,900.39 0.03%
TENNESSEE
80 8,059,188.39 1.15% 25 1,988,553.13 1.09% 55 6,070,635.26 1.17%
TEXAS
331 32,339,210.90 4.60% 40 4,140,749.44 2.26% 291 28,198,461.46 5.42%
UTAH
32 5,209,510.82 0.74% 11 1,812,351.59 0.99% 21 3,397,159.23 0.65%
VERMONT
7 1,127,292.93 0.16% 0 0.00 0.00% 7 1,127,292.93 0.22%
VIRGINIA
125 24,231,264.22 3.45% 24 6,486,799.19 3.55% 101 17,744,465.03 3.41%
WASHINGTON
91 16,986,482.95 2.42% 22 4,883,940.17 2.67% 69 12,102,542.78 2.33%
WEST VIRGINIA
1 99,136.79 0.01% 0 0.00 0.00% 1 99,136.79 0.02%
WISCONSIN
69 7,768,497.68 1.10% 38 4,717,513.63 2.58% 31 3,050,984.05 0.59%
WYOMING
1 193,859.55 0.03% 1 193,859.55 0.11% 0 0.00 0.00%
Total
4,084
703,304,686.19
100.00%
1,036
182,887,824.91
100.00%
3,048
520,416,861.28
100.00%
Geographic Distribution by State
State

Distribution Date: Feb 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
0
2
4
6
8
10
12
14
16
CALIFORNIA
ILLINOIS
FLORIDA
NEW JERSEY
NEW YORK
GEORGIA
ARIZONA
VIRGINIA
MINNESOTA
MARYLAND
WASHINGTON
MASSACHUSETTS
WISCONSIN
COLORADO
NORTH CAROLINA
TEXAS
MICHIGAN
NEVADA
PENNSYLVANIA
INDIANA
SOUTH CAROLINA
OREGON
CONNECTICUT
HAWAII
TENNESSEE
UTAH
OHIO
NEW MEXICO
IDAHO
DELAWARE
RHODE ISLAND
MISSOURI
ALABAMA
NEW HAMPSHIRE
MAINE
ARKANSAS
LOUISIANA
KENTUCKY
MISSISSIPPI
IOWA
ALASKA
WYOMING
KANSAS
NEBRASKA
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
NEW YORK
TEXAS
ARIZONA
ILLINOIS
MARYLAND
VIRGINIA
NEW JERSEY
MICHIGAN
WASHINGTON
GEORGIA
PENNSYLVANIA
OHIO
COLORADO
CONNECTICUT
NEVADA
MASSACHUSETTS
MINNESOTA
TENNESSEE
LOUISIANA
OREGON
ALABAMA
MISSOURI
RHODE ISLAND
INDIANA
UTAH
WISCONSIN
HAWAII
NEW HAMPSHIRE
NORTH CAROLINA
MAINE
MISSISSIPPI
OKLAHOMA
SOUTH CAROLINA
ARKANSAS
DELAWARE
NEW MEXICO
KENTUCKY
VERMONT
IOWA
DISTRICT OF
COLUMBIA
KANSAS
IDAHO
NEBRASKA
MONTANA
NORTH DAKOTA
SOUTH DAKOTA
WEST VIRGINIA
ALASKA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Feb 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,969
681,394,962.79
96.88%
681,681,628.22
115
21,909,723.40
3.12%
21,933,750.14
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,084
703,304,686.19
703,615,378.36
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,969
681,394,962.79
96.88%
681,681,628.22
115
21,909,723.40
3.12%
21,933,750.14
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,084
703,304,686.19
100.00%
703,615,378.36
All Groups
Current
30 - 59
days
Current 96.9%
30 - 59 days 3.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,016
178,834,913.48
97.78%
178,915,084.87
20
4,052,911.43
2.22%
4,057,551.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,036
182,887,824.91
182,972,636.29
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,016
178,834,913.48
97.78%
178,915,084.87
20
4,052,911.43
2.22%
4,057,551.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,036
182,887,824.91
100.00%
182,972,636.29
Group 1
Current
30 - 59 days
Current 97.8%
30 - 59 days 2.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Feb 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,953
502,560,049.31
96.57%
502,766,543.35
95
17,856,811.97
3.43%
17,876,198.72
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,048
520,416,861.28
520,642,742.07
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,953
502,560,049.31
96.57%
502,766,543.35
95
17,856,811.97
3.43%
17,876,198.72
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,048
520,416,861.28
100.00%
520,642,742.07
Group 2
Current
30 - 59 days
Current 96.6%
30 - 59 days 3.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Feb 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
115 21,909,723.40 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
115
21,909,723.40
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
115
21,909,723.40
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
115
21,909,723.40
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
20 4,052,911.43 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
20
4,052,911.43
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
20
4,052,911.43
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
20
4,052,911.43
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
95 17,856,811.97 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
95
17,856,811.97
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
95
17,856,811.97
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
95
17,856,811.97
100.00%
Group 2
18.50
0.00
0.00
0.00
81.50
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
18.50
0.00
0.00
0.00
81.50
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Feb 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
February 2007
Count
Balance ($)
30 - 59 days
115 21,909,723.40
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
120 + days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
REO
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Feb 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
February 2007
Count
Balance ($)
30 - 59 days
20 4,052,911.43
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
120 + days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
REO
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Feb 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
February 2007
Count
Balance ($)
30 - 59 days
95 17,856,811.97
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
120 + days
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
REO
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
2/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Feb 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Group 1
Group 2
Total
Current
2.61%
403,102.79
5.63%
2,516,938.27
4.85%
2,920,041.06
Life CPR
2.61% 5.63% 4.85%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
2/1/2007
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
2/1/2007
Group 1
Group 2
Total
Amount ($)

Distribution Date: Feb 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Feb 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Feb 26, 2007
REO LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Feb 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
2 405,600.00 404,599.59 0.00 183,375,124.58
GROUP 2
11 2,514,080.00 2,508,862.22 0.00 523,157,182.80
TOTAL:
13
2,919,680.00
2,913,461.81
0.00
0.22%
99.78%
1
0.48%
99.52%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
11019587 200,000.00 199,465.63 199,289.59 0.00 0.00 0.00 Voluntary PIF
01/25/2007
176.04 6.725%
5,362.44
11027957 205,600.00 205,368.78 205,310.00 0.00 0.00 0.00 Voluntary PIF
01/23/2007
58.78 8.100%
0.00
Total:
2
405,600.00
404,834.41
234.82
404,599.59
0.00
0.00
0.00
5,362.44
GROUP 2
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
10766574 118,000.00 117,845.10 117,766.86 0.00 0.00 0.00 Voluntary PIF
01/30/2007
78.24 8.125%
0.00
10902595 77,800.00 77,598.37 77,571.57 0.00 0.00 0.00 Voluntary PIF
01/23/2007
26.80 11.500%
3,569.70
10939893 129,180.00 128,920.42 128,869.97 0.00 0.00 0.00 Voluntary PIF
01/23/2007
50.45 10.800%
0.00
11017693 212,000.00 211,613.96 211,483.44 0.00 0.00 0.00 Voluntary PIF
01/26/2007
130.52 8.525%
0.00
11018841 112,000.00 111,816.46 111,783.94 0.00 0.00 0.00 Voluntary PIF
01/29/2007
32.52 12.200%
0.00
11019547 150,000.00 149,900.24 149,866.49 0.00 0.00 0.00 Voluntary PIF
01/25/2007
33.75 8.900%
2,998.00
11027299 288,000.00 287,747.24 287,661.87 0.00 0.00 0.00 Voluntary PIF
02/15/2007
85.37 7.950%
0.00
11028867 107,100.00 107,025.53 107,000.34 0.00 0.00 0.00 Voluntary PIF
01/30/2007
25.19 8.750%
3,747.42
11029345 475,000.00 474,679.39 474,570.94 0.00 0.00 0.00 Voluntary PIF
01/25/2007
108.45 8.850%
0.00
11067851 485,000.00 483,266.21 482,912.70 0.00 0.00 0.00 Voluntary PIF
01/31/2007
353.51 7.750%
0.00
11079675 360,000.00 359,584.25 359,374.10 0.00 0.00 0.00 Voluntary PIF
02/14/2007
210.15 8.750%
3,595.84
Total:
11
2,514,080.00
2,509,997.17
1,134.95
2,508,862.22
0.00
0.00
0.00
13,910.96

Distribution Date: Feb 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Feb 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #